Goodwill and Intangible Assets - Schedule of Future Amortization Expense of Intangible Assets (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Amortization Expense of Intangible Assets [Abstract]
Remainder of 2025	$ 455,449
2026	575,259	$ 608,025
2027	368,079	575,259
2028	82,565	368,079
2029		82,564
2030
Total	$ 1,481,352	$ 1,633,927	$ 2,513,028